Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance
Allowance for doubtful accounts	1,880,986
Less: write-off
Ending balance	$ 1,880,986